Leases (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of Operating Lease Costs

The components of operating lease expense for the Company were as follows (in thousands):

	Years Ended March 31,
	2021	2020
Operating lease cost	$11,931	$11,515
Short-term lease cost	237	872
Variable lease cost	704	379

Total operating lease cost	$12,872	$12,766

Summary of Operating Lease ROU Assets and Operating Lease Liabilities

Information related to the Company’s operating lease ROU assets and operating lease liabilities was as follows (in thousands, except periods and percentages):

	During the Year Ended March 31,
	2021	2020
Cash paid for operating lease liabilities	$8,830	$8,108
Operating lease ROU assets obtained in exchange for operating lease liabilities	$5,491	$56,025

	March 31, 2021	March 31, 2020
Weighted average remaining lease term (in years)	9.6	10.2
Weighted average discount rate	7.1%	7.1%

Schedule of Maturities of Operating Lease Liabilities

As of March 31, 2021, maturities of operating lease liabilities were as follows (in thousands):

Years Ending March 31,
2022	$13,386
2023	11,814
2024	11,718
2025	9,734
2026	8,617
Thereafter	51,674

Total lease payments	106,943
Less: present value adjustment	(29,348)
Less: tenant improvement allowance	(2,898)

Total	$74,697